Document and Entity Information	Feb. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828108
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40216
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	1654 Smallman St
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(888)
Local Phone Number	583-9506
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.00001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	AUR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AUROW
Security Exchange Name	NASDAQ